DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

April 4, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 515 to the Registration Statement on Form N-1A of Xtrackers S&P 500 Diversified Sector Weight ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Dear Commission Staff:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 515 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective 75 days after this filing. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: Xtrackers S&P 500 Diversified Sector Weight ETF. The enclosed filing contains the Fund's Prospectus and Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011 (email: jim.wall@dws.com).

Very truly yours,

/s/James M. Wall

James M. Wall
Associate General Counsel
DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.